Significant accounting estimates, assumptions and judgments - Additional Information (Detail) € / shares in Units, € in Thousands		12 Months Ended
	Jul. 28, 2021 EUR (€) shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 shares	Dec. 31, 2022 € / shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 performance_obligation	Dec. 31, 2022 lease	Jun. 07, 2022 agreement	Apr. 15, 2022 € / shares	Mar. 22, 2022 € / shares	Mar. 16, 2022 € / shares shares	Apr. 30, 2021	Mar. 26, 2021 agreement
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Number of shares issued in transaction (in shares) | shares	15,000,000
Par value per share (in EUR per share) | € / shares											€ 0.12	€ 0.12	€ 0.12
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares													1
Number of leases | lease									7
Deferred tax assets			€ 570	€ 4,573			€ 523
Impairments of property, plant and equipment		€ 701	354	466
Reversal of impairments		€ 679	€ 381	0
Development Contracts
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Number o performance obligations | performance_obligation								2
Operation And Maintenance Services
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Number o performance obligations | performance_obligation								1
Purchase Option To Acquire MOMA
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Number of option agreements entered into | agreement										2					2
Minimum
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Advance review period		18 months
Maximum
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Advance review period		24 months
Chargers
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Under utilized margin		95.00%	95.00%
Impairments of property, plant and equipment		€ 701	€ 354	466
Reversal of impairments		€ 679	381	€ 0
Goodwill | Cash Flow Period, Measurement Input | Discounted cash flow
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Unobservable input, assets		5			5
Land permits | Minimum
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Lease contractual term		1 year
Land permits | Maximum
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Lease contractual term		15 years
Offices And Other Assets | Minimum
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Lease contractual term		1 year
Offices And Other Assets | Maximum
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Lease contractual term		12 years
Cars And Software | Minimum
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Lease contractual term		1 year
Cars And Software | Maximum
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Lease contractual term		4 years
Germany And Belgium
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Deferred tax assets			570				523
Amendment To Special Fees Agreement | Consultancy Firm | Madeline
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Amendment additional share percentage														5.00%
Two Option Agreement | Unlisted Software Company | Top of range
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Percentage of acquired															42.00%
Two Option Agreement | Third Party Company | Purchase Option To Acquire MOMA
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Percentage of acquired															100.00%
Two Option Agreement | Third Party Company | Unlisted Software Company
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Percentage of acquired															100.00%
Computer software
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Carrying value of capitalized development costs			€ 4,198				€ 3,312
Useful life		3 years
Mega-E
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Percentage of acquired	100.00%
Consideration paid	€ 9,456
Purchase option exercise period	6 months
Spartan Merger
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Warrants exercise period		30 days
MOMA
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Percentage of acquired										100.00%
The Target Company | Two Option Agreement | Unlisted Software Company
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Percentage of acquired															8.50%
Ordinary Shares
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Par value per share (in EUR per share) | € / shares			€ 1			€ 0.12
Ordinary Shares | Public Warrants
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares					1